Aggregate Notional Principal Amounts of Bank's Outstanding Forward Exchange and Derivative Contracts (Detail) In Millions, unless otherwise specified	Mar. 31, 2014 USD ($)	Mar. 31, 2014 INR	Mar. 31, 2013 INR	Mar. 31, 2014 Interest rate derivatives USD ($)	Mar. 31, 2014 Interest rate derivatives INR	Mar. 31, 2013 Interest rate derivatives INR	Mar. 31, 2014 Currency options USD ($)	Mar. 31, 2014 Currency options INR	Mar. 31, 2013 Currency options INR	Mar. 31, 2014 Currency swaps USD ($)	Mar. 31, 2014 Currency swaps INR	Mar. 31, 2013 Currency swaps INR	Mar. 31, 2014 Forward exchange contracts USD ($)	Mar. 31, 2014 Forward exchange contracts INR	Mar. 31, 2013 Forward exchange contracts INR
Derivatives, Fair Value [Line Items]
Notional	$ 112,724.6	6,763,481.6	6,760,073.8	$ 29,544.3	1,772,658.7	2,080,500.3	$ 2,765.3	165,920.4	152,384.2	$ 1,184.0	71,041.3	59,328.6	$ 79,231.0	4,753,861.2	4,467,860.7
Gross Assets	2,374.7	142,479.3	72,523.0		10,766.4	5,944.5		1,329.4	1,014.1		5,055.9	2,962.0		125,327.6	62,602.4
Gross Liabilities	2,069.6	124,176.3	69,099.7		12,240.7	7,837.2		1,640.4	1,300.0		3,326.6	1,502.5		106,968.6	58,460.0
Net Fair Value	$ 305.1	18,303.0	3,423.3	$ (24.5)	(1,474.3)	(1,892.7)	$ (5.2)	(311.0)	(285.9)	$ 28.8	1,729.3	1,459.5	$ 306.0	18,359.0	4,142.4